RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $				$ 2,006	$ 1,202	$ 834
Granted (in shares)	120,000	10,000		875,544	4,186,770
Plan and Founders Award
Disclosure Of Transactions Between Related Parties [Line Items]
Granted (in shares)			4,056,770	875,544	4,186,770	745,000
Plan and Founders Award | Chief Executive and Chief Operating Officers
Disclosure Of Transactions Between Related Parties [Line Items]
Granted (in shares)					4,056,770
Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				32,942
Restricted shares expense | Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				32,942
Key Executive
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $				$ 1,399	$ 584
Granted (in shares)				400,000
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Granted (in shares)				156,214